Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Drawdown													$ 50,000	$ 2,317,480	$ 370,000
Repayment													(79,762)	(2,677,763)	(1,265,000)
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown	$ 0	$ 0	$ 0	$ 50,000	$ 75,000	$ 50,000	$ 143,000	$ 50,000	$ 65,000	$ 75,000	$ 50,000	$ 180,000	50,000	318,000	370,000
Repayment	0	0	0	(50,000)	(75,000)	(50,000)	(193,000)	(55,000)	(85,000)	(50,000)	(80,000)	(100,000)	(50,000)	(373,000)	(315,000)
Closing Balance	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 50,000	$ 55,000	$ 75,000	$ 50,000	$ 80,000	$ 0	$ 0	$ 55,000